MC TRIO EQUITY BUFFERED ETF
SCHEDULE OF INVESTMENTS
October 31, 2025 (Unaudited)

PURCHASED OPTIONS - 105.4% (a)	Notional Amount	Contracts	Value
Call Options - 101.8% (b)(c)(d)
iShares MSCI EAFE ETF, Expiration: 05/15/2026; Exercise Price: $0.84 (f)	$16,809,771	1,779	$16,396,669
iShares Russell 2000 ETF, Expiration: 04/17/2026; Exercise Price: $2.08 (f)	18,147,151	737	17,937,386
SPDR S&P 500 ETF Trust, Expiration: 09/18/2026; Exercise Price: $6.58 (f)	78,573,312	1,152	77,293,244
Total Call Options			111,627,299

Put Options - 3.6% (b)(c)(d)
iShares MSCI EAFE ETF, Expiration: 05/15/2026; Exercise Price: $84.43 (f)	16,809,771	1,779	240,859
iShares Russell 2000 ETF, Expiration: 04/17/2026; Exercise Price: $208.47 (f)	18,147,151	737	279,677
SPDR S&P 500 ETF Trust, Expiration: 09/18/2026; Exercise Price: $657.63 (f)	78,573,312	1,152	3,445,724
Total Put Options			3,966,260
TOTAL PURCHASED OPTIONS (Cost $109,471,214)			115,593,559

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.6%		Shares
First American Government Obligations Fund - Class X, 4.03% (e)		677,922	677,922
TOTAL MONEY MARKET FUNDS (Cost $677,922)			677,922

TOTAL INVESTMENTS - 106.0% (Cost $110,149,136)			$116,271,481
Liabilities in Excess of Other Assets - (6.0)%			(6,588,007)
TOTAL NET ASSETS - 100.0%			$109,683,474
Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	100 shares per contract.
(c)	Exchange-traded.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
(f)	FLexible EXchange® Options.

MC TRIO EQUITY BUFFERED ETF
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025 (Unaudited)

WRITTEN OPTIONS - (7.1)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (5.1)%
iShares MSCI EAFE ETF, Expiration: 05/15/2026; Exercise Price: $94.13 (c)	$(16,809,771)	(1,779)	$(816,241)
iShares Russell 2000 ETF, Expiration: 04/17/2026; Exercise Price: $248.47 (c)	(18,147,151)	(737)	(1,140,736)
SPDR S&P 500 ETF Trust, Expiration: 09/18/2026; Exercise Price: $724.45 (c)	(78,573,312)	(1,152)	(3,626,473)
Total Call Options			(5,583,450)

Put Options - (2.0)%
iShares MSCI EAFE ETF, Expiration: 05/15/2026; Exercise Price: $75.99 (c)	(16,809,771)	(1,779)	(117,094)
iShares Russell 2000 ETF, Expiration: 04/17/2026; Exercise Price: $187.62 (c)	(18,147,151)	(737)	(140,944)
SPDR S&P 500 ETF Trust, Expiration: 09/18/2026; Exercise Price: $591.87 (c)	(78,573,312)	(1,152)	(1,991,934)
Total Put Options			(2,249,972)
TOTAL WRITTEN OPTIONS (Premiums received $6,373,677)			$(7,833,422)
Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.
(c)	FLexible EXchange® Options.

MC TRIO EQUITY BUFFERED ETF

Summary of Fair Value Disclosure as of October 31, 2025 (Unaudited)

MC Trio Equity Buffered ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of October 31, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Investments:
Purchased Options	$—	$115,593,559	$—	$115,593,559
Money Market Funds	677,922	—	—	677,922
Total Investments	$677,922	$115,593,559	$—	$116,271,481

Liabilities:
Investments:
Written Options	$—	$(7,833,422)	$—	$(7,833,422)
Total Investments	$—	$(7,833,422)	$—	$(7,833,422)
Refer to the Schedule of Investments for further disaggregation of investment categories.
During the fiscal period ended October 31, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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